Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31,2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 89.3%
U.S. Treasury Bill, 3.64%, 4/16/2026
(a)
(Cost $3,794,291) ........................................................... $ 3,800,000 $ 3,794,267
Shares
Money Market Funds – 10.5%
DWS Government Money Market Series Institutional, 3.60%
(b)
(Cost $446,561) ............................................................. 446,561 446,561
Total Investments – 99.8%
(Cost $4,240,852) ........................................................................... $ 4,240,828
Other Assets in Excess of Liabilities – 0.2% ......................................................... 10,188
Net Assets – 100.0% .......................................................................... $ 4,251,016
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 89.3%
Money Market Funds ............................................................................. 10.5%
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%